FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1997


The  section  of  the  Funds'  Statement  of  Additional   Information  entitled
"Brokerage Allocation and Portfolio Turnover Rates" is hereby amended on page 52 to add the following paragraph as a new ninth paragraph of the section:

          The  staff  of  the  Securities  and  Exchange   Commission  has  been
          conducting an investigation concerning possible violations of the federal securities laws in connection with brokerage transactions Founders effected for certain of its private account clients during the period 1992 through mid-1995. The Commission has not yet made any determination as to whether any violations have occurred and, if so, whether any action is appropriate. Founders currently is engaged
          in  discussions  with   the  staff  concerning  the staff's  possible
          recommendations to the Commission.


The date of this Supplement is January 6, 1998.